Accounting policies - FV of financial assets and liabilities (Details) € in Millions	Dec. 31, 2017 EUR (€) division	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets available-for-sale	€ 133,271	€ 116,774	€ 122,036
Number of independent divisions | division	2
Liabilities Under Insurance Contracts [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities	€ 1,117	652	627
Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	27,076	20,530	23,704
Financial assets available-for-sale	4,790	5,487	4,849	€ 5,001
Level 2 and 3 | Liabilities Under Insurance Contracts [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,117	652	627
Financial assets held for trading | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	125,458	148,187	146,346
Financial assets held for trading | Credit risk derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	1	46
Financial assets held for trading | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	58,215	64,259	65,849
Financial assets held for trading | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	67,243	83,928	80,497
Financial assets designated at fair value through profit or loss | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	34,782	31,609	45,043
Financial assets designated at fair value through profit or loss | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,823	3,220	3,244
Financial assets designated at fair value through profit or loss | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30,959	28,389	41,799
Financial assets available for sale | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	132,060	115,425	120,246
Financial assets available for sale | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	113,258	89,563	92,284
Financial assets available for sale | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,802	25,862	27,962
Hedging derivatives, category | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	8,537	10,377	7,727
Hedging derivatives, category | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		216	271
Hedging derivatives, category | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,537	10,161	7,456
Financial assets at amortized cost, category | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets available-for-sale	1,211	1,349	1,790
Financial liabilities held for trading | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities	107,624	108,765	105,218
Financial liabilities held for trading | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	21,828	20,906	17,058
Financial liabilities held for trading | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	85,796	87,859	88,160
Financial liabilities designated at fair value through profit or loss | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities	59,616	40,263	54,768
Financial liabilities designated at fair value through profit or loss | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	769
Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	58,847	40,263	54,768
Hedging derivatives, category | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities	8,044	8,156	8,937
Hedging derivatives, category | Level 1 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8	9	400
Hedging derivatives, category | Level 2 and 3 | Financial Assets And Liabilities Category [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 8,036	€ 8,147	€ 8,537